NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
NON-CONTROLLING INTERESTS

23.	NON-CONTROLLING INTERESTS

The changes to the non-controlling interest for the year ended December 31, 2024, the two months ended December 31, 2023, and the years ended October 31, 2023 and 2022 are as follows:

	December 31, 2024	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$	$
Balance, beginning of year	1,013,324	983,717	2,006,479	2,033,986)
Canopy buyout of 13% minority interest and acquisition of an additional 20% of Golden Harvests	(570,995)	-	-	-
Distributions to Golden Harvest minority interest	(530,000)	-	-	-
Non-controlling interest share of Golden Harvests	550,187	29,607	(129,279)	(27,507)
Acquisition of 87% of Canopy	-	-	(893,483)	-
Acquisition of 43.91% of West New York	806,250	-	-	-
Non-controlling interest share of West New York	56,661	-	-	-
Roll off non-controlling interest in GR Michigan	32,811	-	-	-
Balance, end of year	1,358,238	1,013,324	983,717	2,006,479

23.1	Non-controlling interest in Golden Harvests and Canopy

The following is summarized financial information for Golden Harvests and Canopy:

	December 31, 2024	December 31, 2023	October 31, 2023
	$	$	$
Current assets	3,915,465	4,521,194	4,192,902
Non-current assets	4,971,045	4,390,297	4,016,860
Current liabilities	5,458,964	2,275,147	2,048,167
Non-current liabilities	1,388,944	560,425	253,340
Net income (loss) for the period attributed to non-controlling interest	550,187	29,607	(129,279)

In January of 2023, GR Unlimited exercised its option to acquire 87% of the membership units of Canopy from the CEO. Prior to this, ninety-six percent (96%) of Canopy was owned by officers and directors of the Company, and four percent (4%) was owned by a third party. Ownership by officers and directors, excluding the CEO, was pursuant to agreements which caused their ownership of Canopy to be equal to their ownership in GR Michigan, which total 3.5%. The CEO owned 92.5% of Canopy, which was analogous to the CEO’s 5.5% ownership of GR Michigan, and an additional 87% of Canopy, which was and is equal to the Company’s 87% ownership of GR Michigan. Following GR Unlimited’s acquisition of 87% of the membership units of Canopy in January of 2023, Canopy became owned 87% by GR Unlimited; 7.5% by officers and directors; and 5.5% by the CEO.

In April of 2024, GR Unlimited acquired the remaining 13% membership units of Canopy. Following this acquisition of the additional 13% interest in Canopy, Canopy became wholly owned by GR Unlimited.

In April of 2024, Canopy acquired an additional 20% of the membership units of Golden Harvest. Following the acquisition of an additional 20% interest in Golden Harvest on April 24, 2024, Golden Harvest became 80% owned by Canopy.

23.2	Non-controlling interest in West New York

	December 31, 2024	December 31, 2023	October 31, 2023
	$	$	$
Non-current assets	1,538,010	-	-
Net income (loss) for the period attributed to non-controlling interest	56,661	-	-